Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020	Sep. 30, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer of assets from level 1 to level 2	$ 0	$ 0	$ 0	$ 0
Transfer of assets from level 2 to level 1	0	0	0	$ 0
Impairment loss	0
NeoSeq Ltd.
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other-than-temporary impairment	1,400,000	1,400,000
2017 Term Loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of term loan	75,000,000	75,000,000	75,000,000
Fair value of term loan	$ 79,800,000	$ 76,700,000	$ 80,000,000